Inventories (Tables)	12 Months Ended
Apr. 02, 2023
Inventories [Abstract]
Schedule of Inventories

	April 2, 2023	April 3, 2022
	$	$
Raw materials	60.3	71.3
Work in progress	17.5	14.9
Finished goods	394.8	307.1
Total inventories at the lower of cost and net realizable value	472.6	393.3

Schedule of Breakdown of Provision for Obsolescence	The breakdown is presented as follows:

	April 2, 2023	April 3, 2022
	$	$
Raw material shrink reserves	0.2	—
Finished goods shrink reserves	0.4	0.7
Raw material obsolete inventory reserves	20.5	5.8
Finished goods obsolete inventory reserves	22.1	17.1
Provision for obsolescence	43.2	23.6

Schedule of Cost of Sales
Amounts charged to cost of sales comprise the following:

	Year ended
	April 2, 2023	April 3, 2022	March 28, 2021
	$	$	$
Cost of goods manufactured	392.1	350.1	334.9
Depreciation and amortization included in costs of sales	9.7	14.7	14.8
	401.8	364.8	349.7